Patent Licenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Future Amortization Expense Related to Intangible Assets Subject to Amortization

At March 31, 2015, future amortization expense related to intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2015 (remaining nine months)	$59
2016	78
2017	78
2018	78
2019	45
Thereafter	2,479

Total	$2,817

At December 31, 2014, future amortization expense related to the intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2015	$62
2016	62
2017	62
2018	62
2019	29
Thereafter	2,473

Total	$2,750